As filed with the Securities and Exchange Commission on October 23, 2019

1933 Act File No. 333-231889

1940 Act File No. 811-23446

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 7

☐ Post-Effective Amendment No.

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 7

AllianzGI Artificial Intelligence & Technology Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

1633 Broadway

New York, New York 10019

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

(888) 852-3922

(Registrant’s Telephone Number, including Area Code)

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors U.S. LLC

1633 Broadway

New York, New York 10019

(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

Copies of Communications to:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box  ☐.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares, par value $0.00001	50,000	$20.00	$1,000,000	$121.20

(1)	Estimated solely for purposes of calculating the registration fee.
(2)	A registration fee of $121.20 was previously paid in connection with the initial filing on May 31, 2019.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 7 to the Registration Statement on Form N-2 is solely to file certain exhibits to the Registration Statement as set forth in Item 25(2) of Part C. Part A and Part B of the Registration Statement are incorporated herein by reference to Part A and Part B of Pre-Effective Amendment No. 6 to the Registration Statement on Form N-2 filed by the Registrant with the Securities and Exchange Commission on September 25, 2019.

PART C—OTHER INFORMATION

Item 25:	Financial Statements and Exhibits

1.	Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 (“1940 Act”) are included in the Statement of Additional Information.

2.	Exhibits:

a.	Amended and Restated Agreement and Declaration of Trust.*

b.	Amended and Restated Bylaws of Registrant—filed herewith.

c.	None.

d.1	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Agreement and Declaration of Trust.(1)

d.2	Article 10 (Shareholders’ Voting Powers and Meetings) of the Bylaws of Registrant.(1)

d.3	Form of Share Certificate of the Common Shares—filed herewith.

e.	Terms and Conditions of Dividend Reinvestment Plan—filed herewith.

f.	None.

g.	Investment Management Agreement between Registrant and Allianz Global Investors U.S. LLC—filed herewith.

h.1	Form of Underwriting Agreement.(3)

h.2	Form of Master Selected Dealer Agreement—filed herewith.

h.3	Form of Master Agreement Among Underwriters—filed herewith.

h.4	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and BofA Securities, Inc.(3)

h.5	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Morgan Stanley & Co. LLC—filed herewith.

h.6	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and UBS Securities LLC—filed herewith.

h.7	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Wells Fargo Securities, LLC—filed herewith.

h.8	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Ameriprise Financial Services, Inc.—filed herewith.

h.9	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Oppenheimer & Co. Inc.—filed herewith.

h.10	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and RBC Capital Markets, LLC—filed herewith.

h.11	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Stifel, Nicolaus & Company, Incorporated—filed herewith.

i.	None.

j.1	Custodian Agreement between Allianz Global Investors U.S. LLC Sponsored Closed-End Funds and State Street Bank & Trust Company—filed herewith.

j.2	Form of Letter Agreement Adding Registrant to Custodian Agreement—filed herewith.

k.1	Transfer Agency Services Agreement between Allianz Global Investors U.S. LLC Sponsored Closed-End Funds and American Stock Transfer & Trust Company, LLC—filed herewith.

k.2.	Letter Agreement to Transfer Agency Services Agreement Adding Registrant—filed herewith.

k.3	Organizational and Offering Expenses Agreement between Registrant and Allianz Global Investors U.S. LLC—filed herewith.

l.	Form of opinion and consent of Ropes & Gray LLP—filed herewith.

m.	None.

n.	Consent of Registrant’s independent registered public accounting firm.(2)

o.	None.

p.	Subscription Agreement—filed herewith.

q.	None.

r.1	Code of Ethics of Registrant—filed herewith.

r.2	Code of Ethics of Allianz Global Investors U.S. LLC—filed herewith.

r.3	Code of Ethics Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 for Principal Executive and Senior Financial Officers—filed herewith.

s.

Powers of Attorney for Sarah E. Cogan, Deborah A. DeCotis, F. Ford Drummond, Bradford K. Gallagher, James A. Jacobson, Hans W. Kertess, James S. MacLeod, William B. Ogden, IV, Alan Rappaport, Davey S. Scoon, Erick R. Holt, Thomas J. Fuccillo and Scott Whisten—filed herewith.

*	To be filed by amendment.
(1)	Incorporated by reference to Registrant’s Initial Registration Statement on Form N-2 relating to its Common Shares of beneficial interest, File Nos. 333-231889 and 811-23446 (filed May 31, 2019).
(2)	Incorporated by reference to Pre-Effective Amendment no. 2 to Registrant’s Registration Statement, File Nos. 333-231889 and 811-23446 (filed September 10, 2019).
(3)	Incorporated by reference to Pre-Effective Amendment no. 4 to Registrant’s Registration Statement, File Nos. 333-231889 and 811-23446 (filed September 13, 2019).

Item 26:	Marketing Arrangements

To be provided by amendment.

Item 27:	Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$30,300
Financial Industry Regulatory Authority, Inc. Fees	38,000
Printing and Postage Expenses	650,000
Legal Fees	650,000
New York Stock Exchange Listing Fees	30,000
Underwriter Reimbursement	20,000
Marketing Expenses	30,000
Miscellaneous Expenses	1,700

Total	$1,450,000

*	To be completed by amendment.

Item 28:	Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29:	Number of Holders of Securities

At August 26, 2019:

Title of Class	Number of Record Holders
Common Shares, par value $0.00001	1

Title of Class	Number of Record Holders
Common Shares, par value $0.00001	0

Item 30:	Indemnification

Reference is made to Article VIII, Sections 1 through 4, of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31:	Business and Other Connections of Investment Adviser

Except as set forth below, the directors and officers of Allianz Global Investors U.S. LLC, the Registrant’s investment adviser (the “Investment Manager”), have been engaged during the last two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Manager or certain of the Investment Manager’s corporate affiliates. The business and other connections of the officers and directors of the Investment Manager are listed in Schedules A and D of its Form ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file number of the Investment Manager’s Form ADV is 801-69803. Certain officers of the Investment Manager serve as officers or trustees of some or all of the Registrant, Allianz Funds, Allianz Funds Multi-Strategy Trust, AllianzGI Institutional Multi-Series Trust, Premier Multi-Series VIT and the Allianz-sponsored closed-end funds. The address of the Investment Manager, its corporate affiliates, Allianz Funds, Allianz Funds Multi-Strategy Trust, AllianzGI Institutional Multi-Series Trust, Premier Multi-Series VIT and the Allianz-sponsored closed-end funds is 1633 Broadway, New York, NY 10019.

Name	Title	Non-Allianz business, profession, vocation or employment
N/A	N/A	N/A

Item 32:	Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of Allianz Global Investors U.S. LLC, 1633 Broadway, New York, New York 10019, the Registrant’s transfer agent, American Stock Transfer & Trust Company, 6201 15th Avenue, Brooklyn, New York 11219, or the Registrant’s custodian, State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105.

Item 33:	Management Services

Not applicable.

Item 34:	Undertakings

1.        Registrant undertakes to suspend the offering of its Common Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.        Not applicable.

3.        Not applicable.

4.        Not applicable.

5.        The Registrant undertakes that:

a.        For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

b.        For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.        The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust of AllianzGI Artificial Intelligence & Technology Opportunities Fund (the “Fund”) is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Fund by any officer of the Fund as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Fund or shareholders of the Fund individually, but are binding only upon the assets and property of the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this pre-effective amendment no. 7 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 23rd day of October, 2019.

ALLIANZGI ARTIFICIAL INTELLIGENCE & TECHNOLOGY OPPORTUNITIES FUND

By:	/s/ Thomas J. Fuccillo
Name:	Thomas J. Fuccillo
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this pre-effective amendment no. 7 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Capacity	Date

/s/ Thomas J. Fuccillo	Trustee, President and Chief Executive Officer	October 23, 2019
Thomas J. Fuccillo

/s/ Scott Whisten	Treasurer and Principal Financial and Accounting Officer
Scott Whisten

/s/ Sarah E. Cogan Sarah E. Cogan	Trustee

/s/ Deborah A. DeCotis Deborah A. DeCotis	Trustee

/s/ F. Ford Drummond F. Ford Drummond	Trustee

/s/ Bradford K. Gallagher Bradford K. Gallagher	Trustee

/s/ Hans W. Kertess Hans W. Kertess	Trustee

/s/ James A. Jacobson James A. Jacobson	Trustee

/s/ James S. MacLeod James S. MacLeod	Trustee

/s/ William B. Ogden, IV William B. Ogden, IV	Trustee

/s/ Alan Rappaport Alan Rappaport	Trustee

/s/ Davey S. Scoon Davey S. Scoon	Trustee

/s/ Erick R. Holt Erick R. Holt	Trustee

*By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
Atorney-In-Fact and Agent for the Individuals Noted Above
	Date:	October 23, 2019

INDEX TO EXHIBITS

Exhibit	Exhibit Name

b.	Amended and Restated Bylaws of Registrant.

d.3	Form of Share Certificate of the Common Shares.

e.	Terms and Conditions of Dividend Reinvestment Plan.

g.	Investment Management Agreement between Registrant and Allianz Global Investors U.S. LLC.

h.2	Form of Master Selected Dealer Agreement.

h.3	Form of Master Agreement Among Underwriters.

h.5	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Morgan Stanley & Co. LLC.

h.6	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and UBS Securities LLC.

h.7	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Wells Fargo Securities, LLC.

h.8	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Ameriprise Financial Services, Inc.

h.9	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Oppenheimer & Co. Inc.

h.10	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and RBC Capital Markets, LLC.

h.11	Form of Structuring Fee Agreement between Allianz Global Investors U.S. LLC and Stifel, Nicolaus & Company, Incorporated.

j.1	Custodian Agreement between Allianz Global Investors U.S. LLC Sponsored Closed-End Funds and State Street Bank & Trust Company.

j.2	Form of Letter Agreement Adding Registrant to Custodian Agreement.

k.1	Transfer Agency Services Agreement between Allianz Global Investors U.S. LLC Sponsored Closed-End Funds and American Stock Transfer & Trust Company, LLC.

k.2.	Letter Agreement to Transfer Agency Services Agreement Adding Registrant.

k.3	Organizational and Offering Expenses Agreement between Registrant and Allianz Global Investors U.S. LLC.

l.	Form of opinion and consent of Ropes & Gray LLP.

p.	Subscription Agreement.

r.1	Code of Ethics of Registrant.

r.2	Code of Ethics of Allianz Global Investors U.S. LLC.

r.3	Code of Ethics Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 for Principal Executive and Senior Financial Officers.

s.	Powers of Attorney for Sarah E. Cogan, Deborah A. DeCotis, F. Ford Drummond, Bradford K. Gallagher, James A. Jacobson, Hans W. Kertess, James S. MacLeod, William B. Ogden, IV, Alan Rappaport, Davey S. Scoon, Erick R. Holt, Thomas J. Fuccillo and Scott Whisten.